Schedule of Investments
(unaudited)
September 30, 2023
BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.4%
Airbus SE ........................ 1,556 $ 208,268
BAE Systems plc ................... 3,595 43,686
Boeing Co. (The)
(a)
.................. 486 93,156
Dassault Aviation SA ................ 69 12,996
General Dynamics Corp. .............. 77 17,015
Howmet Aerospace, Inc. .............. 464 21,460
Rheinmetall AG .................... 82 21,095
Rolls-Royce Holdings plc
(a)
............ 6,848 18,348
RTX Corp. ....................... 417 30,011
Safran SA ........................ 813 127,405
Thales SA ........................ 200 28,109
621,549
Air Freight & Logistics — 0.2%
Deutsche Post AG .................. 983 39,886
Expeditors International of Washington, Inc. . 103 11,807
FedEx Corp. ...................... 354 93,782
United Parcel Service, Inc., Class B ...... 1,366 212,918
358,393
Automobile Components — 0.1%
Aptiv plc
(a)
........................ 155 15,281
Cie Generale des Etablissements Michelin SCA 1,165 35,657
Continental AG .................... 550 38,644
Denso Corp. ...................... 2,000 32,092
Koito Manufacturing Co. Ltd. ........... 700 10,556
Sumitomo Electric Industries Ltd. ........ 1,900 22,889
155,119
Automobiles — 1.5%
Bayerische Motoren Werke AG ......... 894 90,801
Ferrari NV ....................... 239 70,454
Ford Motor Co. .................... 6,370 79,115
General Motors Co. ................. 2,608 85,986
Honda Motor Co. Ltd. ................ 5,400 60,748
Mercedes-Benz Group AG ............. 2,322 161,604
Renault SA ....................... 588 24,059
Stellantis NV ...................... 5,139 98,404
Suzuki Motor Corp. ................. 500 20,111
Tesla, Inc.
(a)
....................... 5,770 1,443,769
Toyota Motor Corp. ................. 19,800 355,219
Volkswagen AG .................... 108 14,183
2,504,453
Banks — 3.4%
ANZ Group Holdings Ltd. ............. 5,944 97,491
Banco Bilbao Vizcaya Argentaria SA ...... 11,518 93,214
Banco Santander SA ................ 31,733 120,841
Bank of America Corp. ............... 19,345 529,666
Bank of Ireland Group plc ............. 1,406 13,745
Banque Cantonale Vaudoise (Registered) .. 249 26,056
Barclays plc ...................... 31,637 60,978
BNP Paribas SA ................... 2,400 152,607
BOC Hong Kong Holdings Ltd. .......... 23,500 64,152
CaixaBank SA ..................... 5,721 22,792
Citigroup, Inc. ..................... 5,248 215,850
Citizens Financial Group, Inc. .......... 948 25,406
Comerica, Inc. ..................... 312 12,964
Commerzbank AG .................. 2,337 26,523
Commonwealth Bank of Australia ........ 3,458 220,883
Credit Agricole SA .................. 2,332 28,671
Danske Bank A/S ................... 1,255 29,124
DBS Group Holdings Ltd. ............. 3,000 73,679
Erste Group Bank AG ................ 614 21,206
Fifth Third Bancorp ................. 1,968 49,849
Security
Shares
Shares Value
Banks (continued)
FinecoBank Banca Fineco SpA ......... 2,173 $ 26,240
First Citizens BancShares, Inc., Class A .... 20 27,602
Hang Seng Bank Ltd. ................ 6,100 75,686
HSBC Holdings plc ................. 40,891 319,988
Huntington Bancshares, Inc. ........... 3,942 40,997
ING Groep NV ..................... 6,441 84,893
Intesa Sanpaolo SpA ................ 35,138 89,996
Japan Post Bank Co. Ltd. ............. 4,600 40,028
JPMorgan Chase & Co. .............. 7,824 1,134,636
KeyCorp ......................... 2,830 30,451
M&T Bank Corp. ................... 409 51,718
Mitsubishi UFJ Financial Group, Inc. ...... 23,200 196,600
Mizuho Financial Group, Inc. ........... 6,050 102,717
National Australia Bank Ltd. ............ 5,516 102,401
NatWest Group plc .................. 15,114 43,234
Nordea Bank Abp .................. 2,300 25,217
Oversea-Chinese Banking Corp. Ltd. ..... 3,800 35,538
PNC Financial Services Group, Inc. (The) .. 1,080 132,592
Regions Financial Corp. .............. 2,510 43,172
Resona Holdings, Inc. ............... 5,800 32,069
Shizuoka Financial Group, Inc. .......... 1,500 12,224
Skandinaviska Enskilda Banken AB, Class A 1,008 12,017
Societe Generale SA ................ 925 22,383
Standard Chartered plc ............... 5,978 54,983
Sumitomo Mitsui Financial Group, Inc. ..... 2,900 142,466
Sumitomo Mitsui Trust Holdings, Inc. ...... 1,100 41,412
Truist Financial Corp. ................ 2,672 76,446
UniCredit SpA ..................... 3,134 74,672
United Overseas Bank Ltd. ............ 1,100 22,911
US Bancorp ...................... 2,204 72,864
Wells Fargo & Co. .................. 10,589 432,667
Westpac Banking Corp. .............. 5,071 68,548
Zions Bancorp NA
(b)
................. 364 12,700
5,567,765
Beverages — 0.2%
Anheuser-Busch InBev SA/NV .......... 345 19,126
Carlsberg A/S, Class B ............... 197 24,839
Coca-Cola HBC AG ................. 2,548 69,672
Diageo plc ....................... 5,094 187,806
Pernod Ricard SA .................. 464 77,251
378,694
Biotechnology — 1.4%
AbbVie, Inc.
(b)
..................... 4,524 674,347
Amgen, Inc. ...................... 1,342 360,676
Argenx SE
(a)
...................... 81 39,595
Biogen, Inc.
(a)
..................... 370 95,094
CSL Ltd. ......................... 898 144,671
Exact Sciences Corp.
(a)
............... 173 11,802
Genmab A/S
(a)
..................... 178 63,021
Gilead Sciences, Inc. ................ 3,115 233,438
Horizon Therapeutics plc
(a)
............ 593 68,604
Incyte Corp.
(a)
..................... 895 51,704
Moderna, Inc.
(a)
.................... 808 83,458
Regeneron Pharmaceuticals, Inc.
(a)
....... 283 232,898
Seagen, Inc.
(a)
..................... 405 85,921
Vertex Pharmaceuticals, Inc.
(a)
.......... 710 246,895
2,392,124
Broadline Retail — 1.6%
(a)
Amazon.com, Inc. .................. 19,996 2,541,892
Prosus NV ....................... 2,380 70,129
2,612,021

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products — 0.6%
A O Smith Corp. ................... 623 $ 41,199
Allegion plc ....................... 749 78,046
Builders FirstSource, Inc.
(a)
............ 607 75,565
Carrier Global Corp. ................. 3,172 175,094
Cie de Saint-Gobain SA .............. 877 52,489
Daikin Industries Ltd. ................ 600 94,063
Johnson Controls International plc ....... 3,490 185,703
Kingspan Group plc ................. 176 13,144
Lennox International, Inc. ............. 154 57,664
Rockwool A/S, Class B ............... 104 25,135
TOTO Ltd. ....................... 1,200 30,966
Trane Technologies plc ............... 727 147,516
976,584
Capital Markets — 2.5%
3i Group plc ...................... 2,856 71,887
Ameriprise Financial, Inc. ............. 101 33,298
Amundi SA
(c) (d)
..................... 567 31,847
Ares Management Corp., Class A ........ 296 30,450
Bank of New York Mellon Corp. (The) ..... 2,005 85,513
Blackstone, Inc., Class A .............. 2,102 225,208
Carlyle Group, Inc. (The) .............. 834 25,153
CBOE Global Markets, Inc. ............ 281 43,895
Charles Schwab Corp. (The) ........... 4,071 223,498
CME Group, Inc., Class A
(b)
............ 1,041 208,429
Daiwa Securities Group, Inc. ........... 10,600 61,126
Deutsche Bank AG (Registered) ......... 5,091 55,952
Deutsche Boerse AG ................ 597 103,100
EQT AB ......................... 1,115 21,969
Euronext NV
(c) (d)
.................... 371 25,807
FactSet Research Systems, Inc. ......... 145 63,403
Franklin Resources, Inc.
(b)
............. 1,353 33,257
Futu Holdings Ltd., ADR
(a)
............. 288 16,649
Goldman Sachs Group, Inc. (The) ....... 919 297,361
Hargreaves Lansdown plc ............. 2,132 20,051
Hong Kong Exchanges & Clearing Ltd. .... 2,300 85,359
Intercontinental Exchange, Inc. ......... 1,109 122,012
Invesco Ltd. ...................... 1,207 17,526
Japan Exchange Group, Inc. ........... 2,300 42,611
Julius Baer Group Ltd. ............... 992 63,496
KKR & Co., Inc.
(b)
................... 4,190 258,104
London Stock Exchange Group plc ....... 1,067 106,941
Macquarie Group Ltd. ................ 763 81,708
MarketAxess Holdings, Inc. ............ 97 20,723
Moody's Corp. ..................... 564 178,320
Morgan Stanley .................... 3,633 296,707
MSCI, Inc.
(b)
...................... 252 129,296
Nasdaq, Inc. ...................... 1,241 60,300
Nomura Holdings, Inc. ............... 13,400 53,659
Northern Trust Corp. ................. 455 31,613
Partners Group Holding AG ............ 93 104,401
Raymond James Financial, Inc. ......... 517 51,922
Robinhood Markets, Inc., Class A
(a)
....... 1,291 12,665
S&P Global, Inc. ................... 807 294,886
SBI Holdings, Inc. .................. 1,300 27,360
Schroders plc ..................... 8,796 43,463
SEI Investments Co. ................. 287 17,286
St. James's Place plc ................ 2,147 21,661
State Street Corp. .................. 1,016 68,031
T. Rowe Price Group, Inc.
(b)
............ 763 80,016
Tradeweb Markets, Inc., Class A ......... 153 12,271
UBS Group AG (Registered) ........... 8,365 206,048
4,166,238
Security
Shares
Shares Value
Chemicals — 1.8%
Air Liquide SA ..................... 817 $ 137,609
Air Products & Chemicals, Inc. .......... 1,245 352,833
Arkema SA ....................... 349 34,356
BASF SE ........................ 1,834 83,016
CF Industries Holdings, Inc. ............ 1,168 100,144
Clariant AG (Registered) .............. 3,372 53,165
Corteva, Inc. ...................... 4,352 222,648
Covestro AG
(a) (c) (d)
................... 781 41,998
Croda International plc ............... 803 47,964
Dow, Inc. ........................ 3,217 165,869
DuPont de Nemours, Inc. ............. 992 73,993
FMC Corp.
(b)
...................... 1,525 102,129
Givaudan SA (Registered) ............. 20 65,117
Linde plc ........................ 1,857 691,454
LyondellBasell Industries NV, Class A ..... 905 85,703
Mosaic Co. (The) ................... 8,773 312,319
Nitto Denko Corp. .................. 900 59,018
Shin-Etsu Chemical Co. Ltd. ........... 1,100 31,950
Sika AG (Registered) ................ 277 70,181
Symrise AG ...................... 430 40,936
Toray Industries, Inc. ................ 8,700 45,267
Tosoh Corp. ...................... 3,200 41,028
Wacker Chemie AG ................. 142 20,277
Westlake Corp. .................... 449 55,977
2,934,951
Commercial Services & Supplies — 0.1%
Dai Nippon Printing Co. Ltd. ........... 1,000 26,018
Secom Co. Ltd. .................... 1,200 81,409
TOPPAN Holdings, Inc. ............... 1,100 26,314
133,741
Communications Equipment — 0.5%
Arista Networks, Inc.
(a)
............... 775 142,546
Cisco Systems, Inc. ................. 9,606 516,418
Nokia OYJ ....................... 15,448 58,086
Telefonaktiebolaget LM Ericsson, Class B .. 9,007 43,880
760,930
Construction & Engineering — 0.8%
AECOM ......................... 4,324 359,065
Bouygues SA ..................... 588 20,559
Eiffage SA ....................... 220 20,882
Ferrovial SE ...................... 2,305 70,434
Obayashi Corp. .................... 1,700 14,960
Quanta Services, Inc. ................ 3,192 597,127
Shimizu Corp. ..................... 10,100 70,158
Skanska AB, Class B ................ 2,040 33,498
Taisei Corp. ...................... 1,000 35,196
Vinci SA ......................... 975 107,865
1,329,744
Construction Materials — 0.1%
CRH plc ......................... 1,054 58,111
Heidelberg Materials AG .............. 571 44,224
Holcim AG ....................... 852 54,536
James Hardie Industries plc, CDI
(a)
....... 692 18,098
174,969
Consumer Finance — 0.3%
American Express Co. ............... 1,730 258,099
Capital One Financial Corp. ............ 1,174 113,936
Discover Financial Services ............ 844 73,116
Synchrony Financial ................. 1,265 38,671
483,822

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Staples Distribution & Retail — 0.1%
Costco Wholesale Corp. .............. 144 $ 81,354
Jeronimo Martins SGPS SA ............ 2,032 45,635
126,989
Containers & Packaging — 2.4%
Amcor plc ........................ 37,951 347,631
Avery Dennison Corp. ................ 1,899 346,890
Ball Corp.
(b)
....................... 9,160 455,985
Crown Holdings, Inc.
(b)
............... 5,117 452,752
International Paper Co. ............... 27,560 977,553
Packaging Corp. of America ........... 4,816 739,497
Sealed Air Corp. ................... 4,996 164,169
SIG Group AG ..................... 1,697 41,806
WestRock Co. ..................... 10,992 393,514
3,919,797
Diversified REITs — 0.0%
Daiwa House REIT Investment Corp. ..... 11 19,408
Land Securities Group plc ............. 3,084 22,106
Nomura Real Estate Master Fund, Inc. .... 27 30,240
71,754
Electric Utilities — 1.0%
BKW AG ........................ 101 17,780
Chubu Electric Power Co., Inc. .......... 1,600 20,368
CK Infrastructure Holdings Ltd. .......... 12,500 58,979
CLP Holdings Ltd. .................. 12,000 88,607
Duke Energy Corp. ................. 437 38,570
EDP - Energias de Portugal SA ......... 10,319 42,906
Endesa SA ....................... 1,816 36,958
Enel SpA ........................ 18,032 110,586
Fortum OYJ ...................... 1,065 12,351
Iberdrola SA ...................... 16,471 184,219
Kansai Electric Power Co., Inc. (The) ..... 1,000 13,844
NextEra Energy, Inc. ................ 8,850 507,016
Origin Energy Ltd. .................. 3,079 17,338
Orsted A/S
(c) (d)
..................... 620 33,730
Pinnacle West Capital Corp. ........... 157 11,568
Power Assets Holdings Ltd. ............ 17,000 82,102
PPL Corp. ....................... 5,641 132,902
Southern Co. (The) ................. 2,288 148,079
SSE plc ......................... 3,291 64,491
Terna - Rete Elettrica Nazionale ......... 3,312 24,911
Tokyo Electric Power Co. Holdings, Inc.
(a)
... 2,700 12,044
1,659,349
Electrical Equipment — 0.5%
ABB Ltd. (Registered) ................ 5,652 201,738
Eaton Corp. plc .................... 233 49,694
Fuji Electric Co. Ltd. ................. 1,600 72,057
Legrand SA ...................... 795 73,050
Mitsubishi Electric Corp. .............. 5,000 61,772
Nidec Corp. ...................... 1,000 46,173
Rockwell Automation, Inc.
(b)
............ 104 29,731
Schneider Electric SE ................ 1,464 241,256
Vestas Wind Systems A/S
(a)
............ 1,994 42,659
818,130
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A ............. 1,854 155,717
Azbil Corp. ....................... 1,800 54,989
Halma plc ........................ 1,021 24,056
Hirose Electric Co. Ltd. ............... 200 23,135
Ibiden Co. Ltd. ..................... 600 31,824
Keyence Corp. .................... 400 147,930
Murata Manufacturing Co. Ltd. .......... 2,100 38,309
Omron Corp. ...................... 700 31,151
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Shimadzu Corp. .................... 2,100 $ 55,703
TDK Corp. ....................... 3,600 133,093
Yokogawa Electric Corp. .............. 1,400 27,021
722,928
Entertainment — 1.5%
Activision Blizzard, Inc. ............... 1,646 154,115
Capcom Co. Ltd. ................... 300 10,798
Electronic Arts, Inc. ................. 630 75,852
Konami Group Corp. ................ 300 15,817
Liberty Media Corp.-Liberty Formula One,
Class C
(a)
...................... 1,692 105,412
Live Nation Entertainment, Inc.
(a)
........ 2,078 172,557
Netflix, Inc.
(a)
...................... 2,209 834,118
Nintendo Co. Ltd. ................... 2,100 87,261
Roku, Inc., Class A
(a)
................ 1,137 80,261
Sea Ltd., ADR, Class A
(a)
.............. 640 28,128
Take-Two Interactive Software, Inc.
(a)
...... 363 50,962
Toho Co. Ltd. ..................... 1,000 34,116
Universal Music Group NV ............ 1,159 30,245
Walt Disney Co. (The)
(a) (b)
............. 7,402 599,932
Warner Bros Discovery, Inc.
(a)
.......... 15,279 165,930
2,445,504
Financial Services — 2.6%
Adyen NV
(a) (c) (d)
.................... 37 27,433
Apollo Global Management, Inc. ......... 369 33,121
Berkshire Hathaway, Inc., Class B
(a)
...... 4,289 1,502,437
Block, Inc., Class A
(a)
................ 376 16,642
Edenred SE ...................... 573 35,845
EXOR NV ........................ 532 47,055
Fidelity National Information Services, Inc. .. 1,570 86,774
Fiserv, Inc.
(a)
...................... 1,624 183,447
FleetCor Technologies, Inc.
(a)
........... 259 66,133
Global Payments, Inc. ............... 865 99,812
Groupe Bruxelles Lambert NV .......... 394 29,318
Investor AB, Class B ................. 3,920 75,047
Jack Henry & Associates, Inc. .......... 152 22,973
L E Lundbergforetagen AB, Class B ...... 427 17,804
M&G plc ......................... 9,749 23,358
Mastercard, Inc., Class A .............. 1,786 707,095
Mitsubishi HC Capital, Inc. ............. 6,900 45,975
Nexi SpA
(a) (c) (d)
..................... 2,454 14,952
ORIX Corp. ....................... 4,500 84,026
PayPal Holdings, Inc.
(a)
............... 3,223 188,417
Visa, Inc., Class A
(b)
................. 4,324 994,563
Worldline SA
(a) (c) (d)
.................. 480 13,474
4,315,701
Food Products — 0.7%
Archer-Daniels-Midland Co. ............ 1,370 103,325
Chocoladefabriken Lindt & Spruengli AG ... 3 33,338
Chocoladefabriken Lindt & Spruengli AG
(Registered) .................... 1 109,496
Danone SA ....................... 490 27,027
General Mills, Inc. .................. 765 48,952
Hershey Co. (The) .................. 142 28,411
Kerry Group plc, Class A .............. 268 22,393
Lamb Weston Holdings, Inc. ........... 209 19,324
McCormick & Co., Inc. (Non-Voting) ...... 513 38,803
Mondelez International, Inc., Class A ...... 1,394 96,744
Nestle SA (Registered) ............... 5,482 620,541
Tyson Foods, Inc., Class A ............ 496 25,043
1,173,397

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Gas Utilities — 0.1%
Atmos Energy Corp. ................. 354 $ 37,499
Hong Kong & China Gas Co. Ltd. ........ 20,732 14,425
Naturgy Energy Group SA ............. 1,300 35,367
Osaka Gas Co. Ltd. ................. 1,400 23,037
Snam SpA ....................... 8,457 39,682
Tokyo Gas Co. Ltd. ................. 1,400 31,742
181,752
Ground Transportation — 0.1%
Central Japan Railway Co. ............ 2,500 60,795
East Japan Railway Co. .............. 700 40,059
Hankyu Hanshin Holdings, Inc. .......... 500 17,060
Tokyu Corp. ...................... 1,500 17,294
Union Pacific Corp. ................. 288 58,646
West Japan Railway Co. .............. 400 16,552
210,406
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories
(b)
................ 3,935 381,105
Alcon, Inc. ....................... 1,150 88,743
Align Technology, Inc.
(a)
............... 40 12,213
Asahi Intecc Co. Ltd. ................ 800 14,343
Becton Dickinson & Co. .............. 345 89,193
Boston Scientific Corp.
(a)
.............. 1,601 84,533
Coloplast A/S, Class B ............... 111 11,746
Dexcom, Inc.
(a)
.................... 322 30,043
Edwards Lifesciences Corp.
(a)
.......... 248 17,181
EssilorLuxottica SA ................. 620 107,846
Hoya Corp. ....................... 800 81,934
IDEXX Laboratories, Inc.
(a)
............. 58 25,362
Intuitive Surgical, Inc.
(a)
............... 561 163,975
Koninklijke Philips NV
(a)
............... 1,417 28,272
Medtronic plc ..................... 1,732 135,719
Olympus Corp. .................... 1,600 20,774
Siemens Healthineers AG
(c) (d)
........... 304 15,377
Sonova Holding AG (Registered) ........ 70 16,567
Straumann Holding AG (Registered) ...... 170 21,637
Stryker Corp. ..................... 479 130,896
Sysmex Corp. ..................... 400 19,007
Terumo Corp. ..................... 1,700 45,000
1,541,466
Health Care Providers & Services — 0.6%
Elevance Health, Inc. ................ 162 70,538
Fresenius SE & Co. KGaA ............. 618 19,195
Humana, Inc. ..................... 44 21,407
UnitedHealth Group, Inc. .............. 1,690 852,081
963,221
Health Care REITs — 0.0%
Welltower, Inc. ..................... 196 16,056
Health Care Technology — 0.0%
M3, Inc. ......................... 700 12,697
Hotels, Restaurants & Leisure — 0.5%
Accor SA ........................ 891 29,968
Airbnb, Inc., Class A
(a)
................ 448 61,470
Booking Holdings, Inc.
(a)
.............. 57 175,785
Compass Group plc ................. 1,999 48,659
Entain plc ........................ 2,598 29,466
Evolution AB
(c) (d)
.................... 136 13,724
Flutter Entertainment plc
(a)
............. 162 26,427
Galaxy Entertainment Group Ltd. ........ 11,000 65,820
InterContinental Hotels Group plc ........ 361 26,697
Marriott International, Inc., Class A ....... 221 43,440
McDonald's Corp. .................. 466 122,763
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
McDonald's Holdings Co. Japan Ltd. ...... 600 $ 22,926
Norwegian Cruise Line Holdings Ltd.
(a)
..... 1,003 16,529
Oriental Land Co. Ltd. ............... 2,700 88,581
Sands China Ltd.
(a)
.................. 5,200 15,813
Whitbread plc ..................... 454 19,110
807,178
Household Durables — 0.8%
Barratt Developments plc ............. 7,015 37,612
Berkeley Group Holdings plc ........... 829 41,400
DR Horton, Inc. .................... 2,246 241,378
Iida Group Holdings Co. Ltd. ........... 2,500 41,486
Lennar Corp., Class A ................ 1,924 215,930
NVR, Inc.
(a)
....................... 29 172,936
Open House Group Co. Ltd. ........... 500 16,954
Panasonic Holdings Corp. ............. 2,800 31,606
Persimmon plc .................... 1,755 22,984
PulteGroup, Inc. ................... 2,011 148,915
Sekisui Chemical Co. Ltd. ............. 900 12,948
Sekisui House Ltd. .................. 2,400 47,763
Sony Group Corp. .................. 2,400 196,261
Taylor Wimpey plc .................. 26,557 37,875
1,266,048
Household Products — 2.2%
Church & Dwight Co., Inc. ............. 4,003 366,795
Clorox Co. (The) ................... 2,271 297,637
Colgate-Palmolive Co. ............... 7,890 561,058
Henkel AG & Co. KGaA .............. 354 22,320
Kimberly-Clark Corp. ................ 2,743 331,492
Procter & Gamble Co. (The) ........... 13,752 2,005,867
Reckitt Benckiser Group plc ............ 1,244 87,728
Unicharm Corp. .................... 700 24,750
3,697,647
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The) ................... 15,609 237,257
RWE AG ........................ 2,055 76,281
Vistra Corp. ...................... 3,102 102,924
416,462
Industrial Conglomerates — 0.4%
CK Hutchison Holdings Ltd. ............ 9,000 47,782
Hikari Tsushin, Inc. .................. 200 30,459
Hitachi Ltd. ....................... 2,100 130,153
Jardine Cycle & Carriage Ltd. .......... 4,800 111,908
Jardine Matheson Holdings Ltd. ......... 1,200 55,610
Keppel Corp. Ltd. ................... 9,100 45,189
Siemens AG (Registered) ............. 1,848 264,095
Toshiba Corp.
(a)
.................... 800 24,634
709,830
Industrial REITs — 0.1%
GLP J-REIT ...................... 26 23,239
Goodman Group ................... 2,005 27,480
Prologis, Inc. ...................... 1,151 129,154
Segro plc ........................ 3,824 33,437
213,310
Insurance — 2.1%
Aegon NV ........................ 2,415 11,640
Aflac, Inc. ........................ 7,685 589,824
AIA Group Ltd. .................... 29,000 234,527
Allianz SE (Registered) ............... 1,090 259,394
American International Group, Inc. ....... 1,710 103,626
Assicurazioni Generali SpA ............ 1,123 22,923
Assurant, Inc. ..................... 126 18,091

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
AXA SA ......................... 3,623 $ 107,490
Baloise Holding AG (Registered) ........ 142 20,558
Dai-ichi Life Holdings, Inc. ............. 1,500 30,966
Fidelity National Financial, Inc., Class A .... 447 18,461
Globe Life, Inc. .................... 1,278 138,957
Hannover Rueck SE ................. 218 47,833
Hartford Financial Services Group, Inc. (The) 1,600 113,456
Helvetia Holding AG (Registered) ........ 98 13,690
Japan Post Holdings Co. Ltd. ........... 2,800 22,400
Marsh & McLennan Cos., Inc. .......... 113 21,504
MetLife, Inc. ...................... 9,366 589,215
MS&AD Insurance Group Holdings, Inc. ... 600 21,957
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) ................. 371 144,487
Principal Financial Group, Inc. .......... 3,026 218,084
Prudential Financial, Inc. .............. 1,492 141,576
Prudential plc ..................... 4,781 51,393
Sampo OYJ, Class A ................ 1,686 72,888
Sompo Holdings, Inc. ................ 400 17,143
Swiss Life Holding AG (Registered) ....... 85 52,885
Swiss Re AG ...................... 574 58,950
T&D Holdings, Inc. .................. 800 13,156
Talanx AG ........................ 212 13,418
Tokio Marine Holdings, Inc. ............ 3,100 71,776
Tryg A/S ......................... 888 16,250
Zurich Insurance Group AG ............ 381 174,329
3,432,847
Interactive Media & Services — 2.8%
(a)
Alphabet, Inc., Class A ............... 13,259 1,735,073
Alphabet, Inc., Class C ............... 11,123 1,466,567
Meta Platforms, Inc., Class A ........... 4,972 1,492,644
4,694,284
IT Services — 0.6%
Accenture plc, Class A ............... 1,210 371,603
Capgemini SE ..................... 97 16,926
Cognizant Technology Solutions Corp., Class A 358 24,251
DXC Technology Co.
(a)
............... 507 10,561
Fujitsu Ltd. ....................... 700 82,328
International Business Machines Corp. .... 1,513 212,274
NEC Corp. ....................... 900 49,700
Nomura Research Institute Ltd. ......... 1,000 25,992
Obic Co. Ltd. ...................... 500 75,760
Otsuka Corp. ..................... 1,600 67,694
SCSK Corp. ...................... 3,200 55,791
TIS, Inc. ......................... 1,500 32,984
1,025,864
Leisure Products — 0.1%
Bandai Namco Holdings, Inc. ........... 1,600 32,545
Hasbro, Inc.
(b)
..................... 1,219 80,624
113,169
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc. ............. 648 72,459
Avantor, Inc.
(a)
..................... 1,425 30,039
Bio-Rad Laboratories, Inc., Class A
(a)
...... 41 14,697
Bio-Techne Corp. ................... 329 22,395
Charles River Laboratories International, Inc.
(a)
75 14,699
Danaher Corp. .................... 1,570 389,517
Eurofins Scientific SE ................ 540 30,433
Illumina, Inc.
(a)
..................... 405 55,598
IQVIA Holdings, Inc.
(a)
................ 533 104,868
Lonza Group AG (Registered) .......... 171 79,096
Mettler-Toledo International, Inc.
(a)
....... 47 52,079
QIAGEN NV
(a)
..................... 827 33,369
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Revvity, Inc. ...................... 257 $ 28,450
Sartorius Stedim Biotech .............. 114 27,121
Thermo Fisher Scientific, Inc. ........... 1,014 513,256
Waters Corp.
(a)
.................... 133 36,470
West Pharmaceutical Services, Inc. ...... 133 49,903
1,554,449
Machinery — 1.0%
Alstom SA ....................... 1,013 24,076
Atlas Copco AB, Class A .............. 2,332 31,320
Caterpillar, Inc. .................... 464 126,672
Daimler Truck Holding AG ............. 924 31,993
Deere & Co. ...................... 159 60,003
Dover Corp. ...................... 131 18,276
FANUC Corp. ..................... 2,400 62,418
Fortive Corp. ...................... 1,481 109,831
GEA Group AG .................... 1,079 39,766
Graco, Inc. ....................... 239 17,418
IDEX Corp. ....................... 76 15,810
Illinois Tool Works, Inc. ............... 326 75,081
Ingersoll Rand, Inc. ................. 1,081 68,881
Kone OYJ, Class B ................. 2,443 102,948
Kurita Water Industries Ltd. ............ 700 24,359
Metso OYJ ....................... 3,404 35,697
MISUMI Group, Inc. ................. 1,400 21,802
Mitsubishi Heavy Industries Ltd. ......... 700 39,044
Nordson Corp. ..................... 67 14,952
Otis Worldwide Corp. ................ 1,210 97,175
Parker-Hannifin Corp. ................ 396 154,250
Pentair plc ....................... 620 40,145
Schindler Holding AG ................ 316 62,947
SMC Corp. ....................... 300 134,479
Stanley Black & Decker, Inc. ........... 594 49,647
Techtronic Industries Co. Ltd. ........... 1,500 14,480
VAT Group AG
(c) (d)
.................. 140 49,958
Wartsila OYJ Abp ................... 1,188 13,465
Xylem, Inc. ....................... 1,086 98,859
Yaskawa Electric Corp. ............... 500 18,006
1,653,758
Marine Transportation — 0.0%
AP Moller - Maersk A/S, Class B ......... 12 21,587
Media — 1.4%
Charter Communications, Inc., Class A
(a)
... 844 371,208
Comcast Corp., Class A .............. 19,773 876,735
Dentsu Group, Inc. .................. 700 20,588
Fox Corp., Class A .................. 1,853 57,814
Fox Corp., Class B .................. 1,339 38,670
Informa plc ....................... 5,500 50,223
Interpublic Group of Cos., Inc. (The)
(b)
..... 4,005 114,783
Liberty Broadband Corp., Class C
(a)
...... 1,129 103,100
Liberty Media Corp.-Liberty SiriusXM
(a)
.... 1,863 47,432
News Corp., Class A ................. 2,660 53,360
Omnicom Group, Inc. ................ 1,803 134,287
Paramount Global, Class B
(b)
........... 7,411 95,602
Publicis Groupe SA ................. 443 33,532
Sirius XM Holdings, Inc.
(b)
............. 26,982 121,959
Trade Desk, Inc. (The), Class A
(a)
........ 1,364 106,597
Vivendi SE ....................... 2,643 23,148
WPP plc ......................... 1,452 12,936
2,261,974
Metals & Mining — 2.5%
Anglo American plc ................. 4,085 112,172
Antofagasta plc .................... 1,339 23,245
BHP Group Ltd. .................... 11,051 310,432

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Cleveland-Cliffs, Inc.
(a) (b)
.............. 10,360 $ 161,927
Endeavour Mining plc ................ 2,666 51,464
Fortescue Metals Group Ltd. ........... 1,317 17,507
Freeport-McMoRan, Inc. .............. 31,441 1,172,435
Glencore plc ...................... 25,998 148,046
IGO Ltd. ......................... 3,176 25,488
Mineral Resources Ltd. ............... 922 39,592
Newcrest Mining Ltd. ................ 8,222 129,550
Newmont Corp. .................... 17,074 630,884
Nippon Steel Corp. .................. 1,400 32,799
Northern Star Resources Ltd. ........... 11,007 73,089
Nucor Corp. ...................... 3,086 482,496
Pilbara Minerals Ltd. ................. 6,045 16,492
Reliance Steel & Aluminum Co. ......... 791 207,424
Rio Tinto Ltd. ..................... 576 41,546
Rio Tinto plc ...................... 3,272 205,457
Steel Dynamics, Inc. ................. 2,718 291,424
4,173,469
Multi-Utilities — 1.6%
Ameren Corp. ..................... 2,059 154,075
CenterPoint Energy, Inc. .............. 5,661 151,998
Centrica plc ...................... 10,071 18,943
CMS Energy Corp. .................. 2,437 129,429
Consolidated Edison, Inc. ............. 2,402 205,443
Dominion Energy, Inc. ................ 5,337 238,404
DTE Energy Co. ................... 1,576 156,465
E.ON SE ........................ 8,197 96,938
Engie SA ........................ 4,044 62,019
National Grid plc ................... 8,463 101,212
NiSource, Inc. ..................... 5,256 129,718
Public Service Enterprise Group, Inc. ..... 7,965 453,288
Sempra ......................... 4,345 295,590
Veolia Environnement SA ............. 2,285 66,051
WEC Energy Group, Inc. .............. 3,934 316,884
2,576,457
Office REITs — 0.1%
Gecina SA ....................... 208 21,207
Japan Real Estate Investment Corp. ...... 8 31,174
Nippon Building Fund, Inc. ............. 7 28,347
80,728
Oil, Gas & Consumable Fuels — 2.5%
BP plc .......................... 36,406 234,671
Chevron Corp. ..................... 3,603 607,538
ConocoPhillips .................... 2,396 287,041
Coterra Energy, Inc. ................. 488 13,200
Devon Energy Corp. ................. 626 29,860
Diamondback Energy, Inc. ............. 174 26,949
ENEOS Holdings, Inc. ............... 9,600 37,787
Eni SpA ......................... 5,410 86,905
EOG Resources, Inc. ................ 1,018 129,042
Exxon Mobil Corp.
(b)
................. 9,216 1,083,617
Galp Energia SGPS SA .............. 1,244 18,426
Hess Corp. ....................... 487 74,511
Inpex Corp. ....................... 3,500 52,494
Marathon Petroleum Corp. ............ 594 89,896
Neste OYJ ....................... 1,133 38,373
Occidental Petroleum Corp. ............ 1,020 66,178
ONEOK, Inc. ...................... 704 44,655
Phillips 66 ........................ 626 75,214
Pioneer Natural Resources Co. ......... 359 82,408
Repsol SA ....................... 940 15,462
Santos Ltd. ....................... 6,408 32,303
Shell plc ......................... 13,917 441,088
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp. ............... 203 $ 17,401
Texas Pacific Land Corp.
(b)
............ 42 76,590
TotalEnergies SE ................... 4,573 300,672
Valero Energy Corp. ................. 520 73,689
Williams Cos., Inc. (The) .............. 2,368 79,778
Woodside Energy Group Ltd. ........... 3,484 81,007
4,196,755
Paper & Forest Products — 0.0%
Oji Holdings Corp. .................. 6,900 29,030
Passenger Airlines — 0.1%
Alaska Air Group, Inc.
(a)
............... 303 11,235
American Airlines Group, Inc.
(a)
.......... 1,543 19,766
ANA Holdings, Inc.
(a)
................. 2,300 48,158
Delta Air Lines, Inc. ................. 1,076 39,812
Deutsche Lufthansa AG (Registered)
(a)
.... 1,485 11,751
Japan Airlines Co. Ltd. ............... 1,000 19,429
Southwest Airlines Co. ............... 1,027 27,801
United Airlines Holdings, Inc.
(a)
.......... 776 32,825
210,777
Personal Care Products — 0.8%
Beiersdorf AG ..................... 193 24,895
Estee Lauder Cos., Inc. (The), Class A .... 3,233 467,330
Haleon plc ....................... 9,317 38,620
Kenvue, Inc. ...................... 16,380 328,910
L'Oreal SA ....................... 696 288,431
Unilever plc ....................... 5,172 255,842
1,404,028
Pharmaceuticals — 5.1%
Astellas Pharma, Inc. ................ 5,500 76,129
AstraZeneca plc ................... 3,068 413,826
Bayer AG (Registered) ............... 2,182 104,789
Bristol-Myers Squibb Co. .............. 8,653 502,220
Catalent, Inc.
(a)
.................... 1,717 78,175
Chugai Pharmaceutical Co. Ltd. ......... 2,300 70,918
Daiichi Sankyo Co. Ltd. ............... 4,000 109,509
Eisai Co. Ltd. ..................... 600 33,254
Eli Lilly & Co. ..................... 2,941 1,579,699
GSK plc ......................... 8,245 149,183
Ipsen SA ........................ 204 26,729
Jazz Pharmaceuticals plc
(a)
............ 344 44,527
Johnson & Johnson ................. 6,712 1,045,394
Kyowa Kirin Co. Ltd. ................. 900 15,648
Merck & Co., Inc. ................... 9,077 934,477
Merck KGaA ...................... 309 51,513
Novartis AG (Registered) ............. 4,152 424,038
Novo Nordisk A/S, Class B ............ 6,739 613,594
Ono Pharmaceutical Co. Ltd. ........... 700 13,425
Organon & Co. .................... 603 10,468
Otsuka Holdings Co. Ltd. ............. 1,100 39,056
Pfizer, Inc. ....................... 22,152 734,782
Roche Holding AG .................. 1,395 380,837
Royalty Pharma plc, Class A ........... 836 22,689
Sanofi .......................... 2,419 259,741
Shionogi & Co. Ltd. ................. 1,000 44,605
Takeda Pharmaceutical Co. Ltd. ......... 4,300 133,285
Viatris, Inc. ....................... 7,899 77,884
Zoetis, Inc., Class A ................. 2,359 410,419
8,400,813
Professional Services — 0.2%
Automatic Data Processing, Inc. ......... 147 35,365
BayCurrent Consulting, Inc. ............ 500 16,661
Bureau Veritas SA .................. 1,321 32,756

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
Experian plc ...................... 1,508 $ 49,323
Jacobs Solutions, Inc. ................ 117 15,970
Paycom Software, Inc. ............... 92 23,853
Recruit Holdings Co. Ltd. ............. 2,900 88,726
RELX plc ........................ 631 21,290
283,944
Real Estate Management & Development — 0.4%
CK Asset Holdings Ltd. ............... 12,500 65,657
CoStar Group, Inc.
(a)
................. 251 19,299
Daito Trust Construction Co. Ltd. ........ 200 21,067
Daiwa House Industry Co. Ltd. .......... 1,300 34,891
Henderson Land Development Co. Ltd. .... 5,000 13,130
Hongkong Land Holdings Ltd. .......... 7,500 26,747
Hulic Co. Ltd. ..................... 2,000 17,934
LEG Immobilien SE
(a)
................ 254 17,467
Mitsubishi Estate Co. Ltd. ............. 3,700 48,270
Mitsui Fudosan Co. Ltd. .............. 1,900 41,846
New World Development Co. Ltd. ........ 6,000 11,633
Sino Land Co. Ltd. .................. 14,000 15,745
Sumitomo Realty & Development Co. Ltd. .. 800 20,769
Sun Hung Kai Properties Ltd. ........... 7,500 80,025
Swire Pacific Ltd., Class A ............. 4,000 26,942
Swire Properties Ltd. ................ 15,400 32,028
Swiss Prime Site AG (Registered) ........ 798 73,056
Vonovia SE ....................... 1,765 42,286
Wharf Real Estate Investment Co. Ltd. .... 6,000 23,124
631,916
Retail REITs — 0.0%
Federal Realty Investment Trust ......... 174 15,770
Japan Metropolitan Fund Investment Corp. . 25 16,214
Link REIT ........................ 9,420 46,059
78,043
Semiconductors & Semiconductor Equipment — 3.9%
Advanced Micro Devices, Inc.
(a)
......... 3,156 324,500
Advantest Corp. .................... 3,200 89,259
Analog Devices, Inc. ................. 993 173,864
Applied Materials, Inc. ............... 2,029 280,915
ASM International NV ................ 140 58,463
ASML Holding NV .................. 518 304,973
BE Semiconductor Industries NV ........ 706 69,051
Broadcom, Inc. .................... 925 768,286
Disco Corp. ....................... 100 18,476
Enphase Energy, Inc.
(a)
............... 158 18,984
First Solar, Inc.
(a)
................... 80 12,927
Infineon Technologies AG ............. 4,360 144,406
Intel Corp. ....................... 8,124 288,808
KLA Corp. ........................ 262 120,169
Lam Research Corp. ................ 351 219,996
Microchip Technology, Inc. ............. 896 69,933
Micron Technology, Inc. ............... 1,796 122,182
Monolithic Power Systems, Inc. ......... 82 37,884
NVIDIA Corp. ..................... 5,504 2,394,185
NXP Semiconductors NV ............. 435 86,965
Qorvo, Inc.
(a)
...................... 234 22,340
QUALCOMM, Inc. .................. 3,060 339,844
Renesas Electronics Corp.
(a)
........... 3,600 54,990
Rohm Co. Ltd. ..................... 2,000 37,599
SolarEdge Technologies, Inc.
(a)
.......... 91 11,785
STMicroelectronics NV ............... 811 34,973
Texas Instruments, Inc. ............... 2,375 377,649
Tokyo Electron Ltd. ................. 500 68,296
6,551,702
Security
Shares
Shares Value
Software — 6.0%
Adobe, Inc.
(a)
...................... 1,232 $ 628,197
ANSYS, Inc.
(a)
..................... 190 56,534
Autodesk, Inc.
(a)
.................... 439 90,833
BILL Holdings, Inc.
(a)
................. 177 19,217
Cadence Design Systems, Inc.
(a)
........ 763 178,771
Dassault Systemes SE ............... 1,653 61,396
Datadog, Inc., Class A
(a)
.............. 221 20,131
Fair Isaac Corp.
(a)
................... 75 65,140
Fortinet, Inc.
(a)
..................... 1,786 104,802
Intuit, Inc. ........................ 837 427,657
Manhattan Associates, Inc.
(a)
........... 74 14,627
Microsoft Corp. .................... 18,587 5,868,845
Nemetschek SE .................... 194 11,807
Oracle Corp. ...................... 4,093 433,531
Oracle Corp. Japan ................. 500 37,038
Palantir Technologies, Inc., Class A
(a)
..... 1,333 21,328
Palo Alto Networks, Inc.
(a)
............. 927 217,326
Roper Technologies, Inc. .............. 347 168,045
Sage Group plc (The) ................ 2,562 30,831
Salesforce, Inc.
(a)
................... 2,569 520,942
SAP SE ......................... 2,721 352,212
ServiceNow, Inc.
(a)
.................. 560 313,018
Splunk, Inc.
(a)
..................... 168 24,570
Synopsys, Inc.
(a)
................... 350 160,639
Temenos AG (Registered) ............. 480 33,571
Tyler Technologies, Inc.
(a)
............. 160 61,782
VMware, Inc., Class A
(a)
.............. 101 16,814
Workday, Inc., Class A
(a)
.............. 161 34,591
9,974,195
Specialized REITs — 0.1%
American Tower Corp. ............... 382 62,820
Digital Realty Trust, Inc. .............. 231 27,956
Equinix, Inc. ...................... 106 76,983
167,759
Specialty Retail — 2.0%
AutoZone, Inc.
(a)
................... 78 198,119
Best Buy Co., Inc. .................. 930 64,607
Burlington Stores, Inc.
(a)
.............. 928 125,558
CarMax, Inc.
(a)
..................... 1,083 76,601
Dufry AG (Registered)
(a)
.............. 939 35,650
Fast Retailing Co. Ltd. ............... 200 43,563
Home Depot, Inc. (The) .............. 3,614 1,092,006
Industria de Diseno Textil SA ........... 983 36,580
Lowe's Cos., Inc. ................... 2,424 503,804
O'Reilly Automotive, Inc.
(a)
............. 236 214,491
Ross Stores, Inc. ................... 3,405 384,595
TJX Cos., Inc. (The) ................. 6,586 585,364
Zalando SE
(a) (c) (d)
................... 881 19,574
3,380,512
Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc. ....................... 30,849 5,281,658
FUJIFILM Holdings Corp. ............. 500 28,925
Logitech International SA (Registered) ..... 609 41,898
5,352,481
Textiles, Apparel & Luxury Goods — 1.0%
adidas AG ....................... 473 82,968
Cie Financiere Richemont SA (Registered) .. 1,231 149,915
Deckers Outdoor Corp.
(a)
.............. 167 85,853
Hermes International SCA ............. 40 72,913
Kering SA ........................ 107 48,617
Lululemon Athletica, Inc.
(a)
............. 226 87,148
LVMH Moet Hennessy Louis Vuitton SE .... 503 379,680
Moncler SpA ...................... 645 37,381

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
NIKE, Inc., Class B ................. 5,081 $ 485,845
Pandora A/S ...................... 701 72,337
Puma SE ........................ 391 24,177
Ralph Lauren Corp., Class A
(b)
.......... 98 11,377
Tapestry, Inc. ...................... 671 19,291
VF Corp. ........................ 2,983 52,710
1,610,212
Tobacco — 0.0%
British American Tobacco plc ........... 2,216 69,580
Trading Companies & Distributors — 0.8%
AerCap Holdings NV
(a)
............... 208 13,035
Brenntag SE ...................... 420 32,498
Fastenal Co. ...................... 3,762 205,556
Ferguson plc ...................... 800 131,576
IMCD NV ........................ 330 41,723
ITOCHU Corp. .................... 3,500 126,399
Mitsubishi Corp. .................... 2,100 100,066
Mitsui & Co. Ltd. ................... 3,100 112,437
MonotaRO Co. Ltd. ................. 1,800 19,190
Toyota Tsusho Corp. ................. 500 29,408
United Rentals, Inc. ................. 473 210,281
Watsco, Inc.
(b)
..................... 176 66,479
WW Grainger, Inc. .................. 277 191,640
1,280,288
Transportation Infrastructure — 0.0%
Aena SME SA
(c) (d)
................... 92 13,844
Aeroports de Paris SA ............... 102 12,029
25,873
Water Utilities — 0.4%
American Water Works Co., Inc. ......... 3,424 423,994
Essential Utilities, Inc. ................ 4,322 148,374
Severn Trent plc ................... 885 25,537
United Utilities Group plc .............. 2,354 27,201
625,106
Total Common Stocks — 70 .3%
(Cost: $ 115,089,648 ) ............................. 116,702,319
Par (000)
Par (000)
Corporate Bonds
Diversified Telecommunication Services — 0.0%
AT&T, Inc., 7.13%, 12/15/31 .......... USD 25 26,053
Total Corporate Bonds — 0 .0%
(Cost: $ 28,725 ) ................................ 26,053
Beneficial Interest
(000)
Other Interests
(e)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(a) (f) (g)
...... 25 —
Total Other Interests — 0.0%
(Cost: $ — ) .................................... —
Security
Shares
Shares Value
Preferred Securities
Preferred Stocks — 0.1%
Automobiles — 0.0%
Dr Ing h c F Porsche AG (Preference)
(d)
.... 302 $ 28,336
Porsche Automobil Holding SE (Preference) . 504 24,792
Volkswagen AG (Preference) ........... 355 40,789
93,917
Household Products — 0.1%
Henkel AG & Co. KGaA (Preference) ...... 680 48,422
Life Sciences Tools & Services — 0.0%
Sartorius AG (Preference) ............. 74 25,063
Total Preferred Securities — 0 .1%
(Cost: $ 199,032 ) ................................ 167,402
Rights
Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc., CVR
(a) (g)
.............. 105 293
Total Rights — 0 .0%
(Cost: $ 107 ) ................................... 293
Warrants
Oil, Gas & Consumable Fuels — 0 .0%
Occidental Petroleum Corp. (Issued/
Exercisable 07/06/20 , 1 Share for 1 Warrant,
Expires 08/03/27 , Strike Price USD 22.00 )
(a)
392 16,954
Total Warrants — 0 .0%
(Cost: $ 1,941 ) ................................. 16,954
Total Long-Term Investments — 70.4%
(Cost: $ 115,319,453 ) ............................. 116,913,021
Short-Term Securities
Money Market Funds — 5.6%
(h)(i)
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.23% ................... 5,559,354 5,559,354
SL Liquidity Series, LLC, Money Market Series ,
5.52%
(j)
....................... 3,669,140 3,670,241
Total Money Market Funds — 5 .6%
(Cost: $ 9,229,595 ) .............................. 9,229,595
Par (000)
Pa r (000)
U.S. Treasury Obligations — 17.7%
U.S. Treasury Bills
(k)(l)
5.35% , 12/28/23 ................. USD 2,587 2,553,740
5.43% , 01/09/24 ................. 8,440 8,316,987
5.37% , 01/11/24 ................. 5,174 5,097,029
5.39% , 01/18/24 ................. 5,174 5,091,656
5.43% , 01/23/24 ................. 8,522 8,379,291
Total U.S. Treasury Obligations — 17 .7%
(Cost: $ 29,435,927 ) .............................. 29,438,703
Total Short-Term Securities — 23.3%
(Cost: $ 38,665,522 ) .............................. 38,668,298
Total Investments — 93 .7%
(Cost: $ 153,984,975 ) ............................. 155,581,319
Other Assets Less Liabilities — 6.3% ................... 10,411,040
Net Assets — 100.0% ..............................
$ 165,992,359

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Volatility V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)
Issuer filed for bankruptcy and/or is in default.
(g)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)
Affiliate of the Fund.
(i)
Annualized 7-day yield as of period end.
(j)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(k)
Rates are discount rates or a range of discount rates as of period end.
(l)
All or a portion of the security has been pledged in connection with outstanding futures contracts.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 8,260,219 $ — $ (2,700,865)
(a)
$ — $ — $ 5,559,354 5,559,354 $ 315,007 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 1,716,448 1,950,565
(a)
— 3,244 (16) 3,670,241 3,669,140 7,028
(b)
—
$ 3,244 $ (16) $ 9,229,595 $ 322,035 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Volatility V.I. Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Singapore Index ...................................................... 172 10/30/23 $ 3,587 $ 62,428
TOPIX Index ............................................................. 51 12/07/23 7,918 (195,213)
S&P/TSX 60 Index ......................................................... 8 12/14/23 1,386 (77,560)
DAX Index .............................................................. 7 12/15/23 2,865 (90,258)
FTSE/MIB Index ........................................................... 168 12/15/23 24,999 80,970
MSCI EAFE E-Mini Index ..................................................... 12 12/15/23 1,225 (33,160)
S&P 500 E-Mini Index ....................................................... 13 12/15/23 2,812 (98,722)
WIG20 Index ............................................................. 139 12/15/23 1,233 (21,368)
U.S. Treasury 10-Year Note ................................................... 278 12/19/23 30,028 (116,904)
U.S. Treasury Long Bond ..................................................... 33 12/19/23 3,757 (205,015)
FTSE/JSE Top 40 Index ..................................................... 220 12/21/23 7,830 (218,601)
SPI 200 Index ............................................................ 3 12/21/23 339 (11,414)
Long Gilt ................................................................ 338 12/27/23 38,831 (225,116)
(1,149,933)
Short Contracts
CAC 40 Index ............................................................ 76 10/20/23 5,728 87,981
OMX Stockholm 30 Index .................................................... 505 10/20/23 9,952 189,289
IFSC NIFTY 50 Index ....................................................... 110 10/26/23 4,336 22,657
Euro-Bobl ............................................................... 159 12/07/23 19,458 258,115
Euro-Bund .............................................................. 166 12/07/23 22,577 406,518
Japan 10-Year Bond ........................................................ 34 12/13/23 32,981 246,923
Australia 10-Year Bond ...................................................... 165 12/15/23 11,879 332,881
FTSE 100 Index ........................................................... 26 12/15/23 2,424 19,336
Mini-DAX Index ........................................................... 15 12/15/23 1,228 25,434
MSCI EAFE E-Mini Index ..................................................... 290 12/15/23 29,602 679,917
S&P 500 E-Mini Index ....................................................... 249 12/15/23 53,852 1,887,659
Canada 10-Year Bond ....................................................... 573 12/18/23 48,569 1,258,374
U.S. Treasury Long Bond ..................................................... 67 12/19/23 7,628 412,017
U.S. Treasury Ultra Bond ..................................................... 28 12/19/23 3,329 239,918
SET50 Index ............................................................. 2,191 12/28/23 10,819 302,641
6,369,660
$ 5,219,727
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 7,656,592 USD 4,902,263 Goldman Sachs International 12/20/23 $ 34,277
CAD 5,117,296 USD 3,752,917 Morgan Stanley & Co. International plc 12/20/23 19,486
JPY 35,950,000 USD 243,523 Nomura International plc 12/20/23 263
MXN 6,219,000 USD 347,330 JPMorgan Chase Bank NA 12/20/23 4,757
NOK 1,187,000 USD 110,826 HSBC Bank plc 12/20/23 391
SEK 4,361,000 USD 393,747 HSBC Bank plc 12/20/23 7,032
SEK 2,623,000 USD 239,749 Toronto Dominion Bank 12/20/23 1,307
USD 251,646 BRL 1,269,000 Morgan Stanley & Co. International plc 12/20/23 1,665
USD 714,801 CHF 631,000 HSBC Bank plc 12/20/23 19,220
USD 1,645,549 CLP 1,469,475,000 Morgan Stanley & Co. International plc 12/20/23 2,004
USD 1,109,748 EUR 1,032,000 JPMorgan Chase Bank NA 12/20/23 14,523
USD 609,289 EUR 569,000 Toronto Dominion Bank 12/20/23 5,429
USD 879,011 GBP 703,000 Barclays Bank plc 12/20/23 20,792
USD 704,686 JPY 102,348,000 Bank of America NA 12/20/23 10,638
USD 82,785 KRW 109,914,000 Bank of America NA 12/20/23 1,176
USD 391,805 PLN 1,679,000 HSBC Bank plc 12/20/23 8,673
USD 91,363 SGD 124,000 JPMorgan Chase Bank NA 12/20/23 323

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Volatility V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 996,579 THB 35,189,000 Citibank NA 12/20/23 $ 23,207
175,163
CLP 5,224,335,000 USD 5,926,306 Morgan Stanley & Co. International plc 12/20/23 (83,112)
EUR 7,077,727 USD 7,620,341 Barclays Bank plc 12/20/23 (108,994)
EUR 692,000 USD 745,155 JPMorgan Chase Bank NA 12/20/23 (10,760)
GBP 254,000 USD 317,557 Toronto Dominion Bank 12/20/23 (7,475)
SGD 402,000 USD 296,148 Toronto Dominion Bank 12/20/23 (1,002)
USD 563,435 AUD 880,000 Goldman Sachs International 12/20/23 (3,940)
USD 367,437 CAD 501,000 HSBC Bank plc 12/20/23 (1,893)
USD 9,354 INR 782,000 BNP Paribas SA 12/20/23 (19)
USD 610,409 KRW 823,777,000 Morgan Stanley & Co. International plc 12/20/23 (1,228)
USD 277,071 MXN 4,961,000 JPMorgan Chase Bank NA 12/20/23 (3,795)
USD 5,875 NZD 10,000 Goldman Sachs International 12/20/23 (119)
USD 212,813 SEK 2,357,000 UBS AG 12/20/23 (3,797)
USD 112,368 ZAR 2,178,000 UBS AG 12/20/23 (1,854)
(227,988)
$ (52,825)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
41.V1 ........... 5 .00 % Quarterly 12/20/28 B+ USD 2,515 $ 23,948 $ 21,219 $ 2,729
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day THOR Quarterly 1.98% Quarterly N/A 09/21/27 THB 137,500 $ (104,492) $ — $ (104,492)
1-day THOR Quarterly 2.00% Quarterly N/A 09/21/27 THB 137,500 (100,874) — (100,874)
1-day THOR Quarterly 2.02% Quarterly N/A 09/21/27 THB 93,500 (66,676) — (66,676)
1-day THOR Quarterly 2.04% Quarterly N/A 09/21/27 THB 93,500 (64,955) — (64,955)
2.00% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 137,500 100,874 50,298 50,576
2.02% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 93,500 66,676 32,332 34,344
1.98% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 137,500 104,492 53,825 50,667
2.04% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 93,500 64,956 30,654 34,302
28-day MXIBTIIE Monthly 8.71% Monthly 03/20/24
(a)
03/14/29 MXN 20,000 (25,935) — (25,935)
28-day MXIBTIIE Monthly 8.75% Monthly 03/20/24
(a)
03/14/29 MXN 134,000 (162,219) — (162,219)
28-day MXIBTIIE Monthly 8.76% Monthly 03/20/24
(a)
03/14/29 MXN 31,000 (36,861) — (36,861)
28-day MXIBTIIE Monthly 8.90% Monthly 03/20/24
(a)
03/14/29 MXN 67,000 (59,460) — (59,460)
28-day MXIBTIIE Monthly 8.91% Monthly 03/20/24
(a)
03/14/29 MXN 183,000 (158,464) — (158,464)
28-day MXIBTIIE Monthly 9.15% Monthly 03/20/24
(a)
03/14/29 MXN 19,000 (6,630) — (6,630)
28-day MXIBTIIE Monthly 9.36% Monthly 03/20/24
(a)
03/14/29 MXN 43,000 4,448 — 4,448
28-day MXIBTIIE Monthly 9.62% Monthly 03/20/24
(a)
03/14/29 MXN 58,000 38,485 — 38,485
3-mo. TWCPBA Quarterly 1.54% Quarterly 03/20/24
(a)
03/20/29 TWD 413,720 (119,709) — (119,709)

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Volatility V.I. Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-week
CNREPOFIX_
CFXS Quarterly 2.44% Quarterly 03/20/24
(a)
03/20/29 CNY 9,000 $ (1,882) $ — $ (1,882)
1-week
CNREPOFIX_
CFXS Quarterly 2.44% Quarterly 03/20/24
(a)
03/20/29 CNY 61,000 (12,952) — (12,952)
1-week
CNREPOFIX_
CFXS Quarterly 2.50% Quarterly 03/20/24
(a)
03/20/29 CNY 15,000 2,136 — 2,136
1-day THOR Quarterly 2.79% Quarterly 03/20/24
(a)
03/20/29 THB 87,000 (11,340) — (11,340)
1-day THOR Quarterly 2.81% Quarterly 03/20/24
(a)
03/20/29 THB 90,000 (9,872) — (9,872)
1-day THOR Quarterly 2.87% Quarterly 03/20/24
(a)
03/20/29 THB 40,000 (1,365) — (1,365)
1-day THOR Quarterly 2.91% Quarterly 03/20/24
(a)
03/20/29 THB 17,000 400 — 400
1-day THOR Quarterly 2.93% Quarterly 03/20/24
(a)
03/20/29 THB 52,000 2,425 — 2,425
1-day THOR Quarterly 2.97% Quarterly 03/20/24
(a)
03/20/29 THB 51,000 5,126 — 5,126
3-mo. CD_KSDA Quarterly 3.63% Quarterly 03/20/24
(a)
03/20/29 KRW 1,614,500 (8,769) — (8,769)
3-mo. CD_KSDA Quarterly 3.65% Quarterly 03/20/24
(a)
03/20/29 KRW 813,340 (3,858) — (3,858)
3-mo. CD_KSDA Quarterly 3.65% Quarterly 03/20/24
(a)
03/20/29 KRW 2,883,660 (13,967) — (13,967)
3-mo. CD_KSDA Quarterly 3.65% Quarterly 03/20/24
(a)
03/20/29 KRW 8,051,000 (38,455) — (38,455)
3-mo. CD_KSDA Quarterly 3.66% Quarterly 03/20/24
(a)
03/20/29 KRW 3,345,500 (15,193) — (15,193)
3-mo. CD_KSDA Quarterly 3.70% Quarterly 03/20/24
(a)
03/20/29 KRW 5,096,480 (16,130) — (16,130)
3-mo. CD_KSDA Quarterly 3.71% Quarterly 03/20/24
(a)
03/20/29 KRW 4,519,520 (13,090) — (13,090)
3-mo. CD_KSDA Quarterly 3.77% Quarterly 03/20/24
(a)
03/20/29 KRW 2,458,000 (2,250) — (2,250)
3-mo.
TELBOR01 Quarterly 3.86% Annual 03/20/24
(a)
03/20/29 ILS 7,000 (29,910) — (29,910)
1-day
REPO_CORRA Semi-Annual 3.87% Semi-Annual 03/20/24
(a)
03/20/29 CAD 1,000 (10,034) (1,451) (8,583)
1-day
REPO_CORRA Semi-Annual 3.89% Semi-Annual 03/20/24
(a)
03/20/29 CAD 2,000 (19,303) (5,041) (14,262)
1-day SOFR Annual 3.92% Annual 03/20/24
(a)
03/20/29 USD 1,000 (13,933) (129) (13,804)
1-day SOFR Annual 3.95% Annual 03/20/24
(a)
03/20/29 USD 5,000 (64,884) 2,393 (67,277)
1-day SOFR Annual 3.96% Annual 03/20/24
(a)
03/20/29 USD 3,000 (37,497) 5,258 (42,755)
1-day SOFR Annual 3.97% Annual 03/20/24
(a)
03/20/29 USD 7,000 (84,147) (13,923) (70,224)
1-day SOFR Annual 3.98% Annual 03/20/24
(a)
03/20/29 USD 4,000 (45,999) 63 (46,062)
3-mo.
TELBOR01 Quarterly 4.00% Annual 03/20/24
(a)
03/20/29 ILS 5,000 (13,066) — (13,066)
1-day SOFR Annual 4.01% Annual 03/20/24
(a)
03/20/29 USD 3,000 (30,980) 7,409 (38,389)
1-day SOFR Annual 4.04% Annual 03/20/24
(a)
03/20/29 USD 2,000 (17,873) (325) (17,548)
6-mo. PRIBOR Semi-Annual 4.05% Annual 03/20/24
(a)
03/20/29 CZK 120,000 (72,779) — (72,779)
3-mo.
TELBOR01 Quarterly 4.09% Annual 03/20/24
(a)
03/20/29 ILS 3,000 (4,661) — (4,661)
6-mo. WIBOR Semi-Annual 4.09% Annual 03/20/24
(a)
03/20/29 PLN 28,000 (91,171) — (91,171)
1-day
REPO_CORRA Semi-Annual 4.10% Semi-Annual 03/20/24
(a)
03/20/29 CAD 5,000 (13,940) (14,415) 475
6-mo. WIBOR Semi-Annual 4.16% Annual 03/20/24
(a)
03/20/29 PLN 13,000 (32,881) — (32,881)
6-mo. WIBOR Semi-Annual 4.17% Annual 03/20/24
(a)
03/20/29 PLN 1,000 (2,467) — (2,467)
6-mo. WIBOR Semi-Annual 4.19% Annual 03/20/24
(a)
03/20/29 PLN 17,000 (38,284) — (38,284)
1-day SOFR Annual 4.21% Annual 03/20/24
(a)
03/20/29 USD 4,000 (5,856) 826 (6,682)
6-mo. WIBOR Semi-Annual 4.23% Annual 03/20/24
(a)
03/20/29 PLN 4,000 (7,440) — (7,440)
1-day SOFR Annual 4.24% Annual 03/20/24
(a)
03/20/29 USD 1,000 (74) (3,892) 3,818
1-day SOFR Annual 4.24% Annual 03/20/24
(a)
03/20/29 USD 5,000 (1,021) 1,751 (2,772)
6-mo. WIBOR Semi-Annual 4.25% Annual 03/20/24
(a)
03/20/29 PLN 33,950 (56,165) — (56,165)
1-day
REPO_CORRA Semi-Annual 4.27% Semi-Annual N/A 03/20/29 CAD 2,000 3,249 3,249 —
6-mo. WIBOR Semi-Annual 4.28% Annual 03/20/24
(a)
03/20/29 PLN 4,000 (5,470) — (5,470)
6-mo. WIBOR Semi-Annual 4.31% Annual 03/20/24
(a)
03/20/29 PLN 4,000 (4,418) — (4,418)
6-mo. WIBOR Semi-Annual 4.33% Annual 03/20/24
(a)
03/20/29 PLN 7,000 (6,393) — (6,393)
6-mo. WIBOR Semi-Annual 4.37% Annual 03/20/24
(a)
03/20/29 PLN 7,000 (3,648) — (3,648)
6-mo. BBR Semi-Annual 4.43% Semi-Annual 03/20/24
(a)
03/20/29 AUD 2,400 (4,820) — (4,820)
6-mo. WIBOR Semi-Annual 4.44% Annual 03/20/24
(a)
03/20/29 PLN 10,000 1,482 — 1,482

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Volatility V.I. Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6-mo. BBR Semi-Annual 4.44% Semi-Annual 03/20/24
(a)
03/20/29 AUD 2,000 $ (3,452) $ — $ (3,452)
6-mo. BBR Semi-Annual 4.46% Semi-Annual 03/20/24
(a)
03/20/29 AUD 1,600 (1,724) — (1,724)
6-mo. WIBOR Semi-Annual 4.73% Annual 03/20/24
(a)
03/20/29 PLN 6,000 17,471 — 17,471
1-day MIBOR Semi-Annual 6.76% Semi-Annual 03/20/24
(a)
03/20/29 INR 198,000 (4,323) — (4,323)
1-day MIBOR Semi-Annual 6.80% Semi-Annual 03/20/24
(a)
03/20/29 INR 310,000 (572) — (572)
1.69% Annual 1-day SARON Annual 03/20/24
(a)
03/20/29 CHF 1,000 (920) (400) (520)
1.71% Annual 1-day SARON Annual N/A 03/20/29 CHF 1,000 426 426 —
1.71% Annual 1-day SARON Annual 03/20/24
(a)
03/20/29 CHF 1,000 (1,634) (328) (1,306)
1.75% Annual 1-day SARON Annual 03/20/24
(a)
03/20/29 CHF 1,000 (3,951) 1,653 (5,604)
4.36% Annual 1-day SONIA Annual 03/20/24
(a)
03/20/29 GBP 6,000 32,088 30,935 1,153
4.56% Annual 1-day SONIA Annual 03/20/24
(a)
03/20/29 GBP 1,000 (5,417) 1,158 (6,575)
4.43% Annual 1-day SONIA Annual 03/20/24
(a)
03/20/29 GBP 2,000 3,617 5,288 (1,671)
4.60% Annual 1-day SONIA Annual 03/20/24
(a)
03/20/29 GBP 3,000 (21,743) (10,427) (11,316)
4.45% Annual 1-day SONIA Annual 03/20/24
(a)
03/20/29 GBP 14,000 4,191 (22,446) 26,637
4.69% Annual 1-day SONIA Annual 03/20/24
(a)
03/20/29 GBP 2,000 (23,760) (522) (23,238)
4.32% Annual 1-day SONIA Annual 03/20/24
(a)
03/20/29 GBP 2,000 14,235 (1,670) 15,905
3.30% Semi-Annual 1-day SORA Semi-Annual 03/20/24
(a)
03/20/29 SGD 3,339 13,752 — 13,752
3.34% Semi-Annual 1-day SORA Semi-Annual 03/20/24
(a)
03/20/29 SGD 3,000 8,227 — 8,227
3.37% Semi-Annual 1-day SORA Semi-Annual 03/20/24
(a)
03/20/29 SGD 2,500 4,234 — 4,234
3.33% Semi-Annual 1-day SORA Semi-Annual 03/20/24
(a)
03/20/29 SGD 1,000 3,070 — 3,070
3.37% Semi-Annual 1-day SORA Semi-Annual 03/20/24
(a)
03/20/29 SGD 2,500 4,357 — 4,357
3.30% Semi-Annual 1-day SORA Semi-Annual 03/20/24
(a)
03/20/29 SGD 1,000 3,922 — 3,922
4.24% Quarterly 3-mo. HIBOR Quarterly 03/20/24
(a)
03/20/29 HKD 11,000 8,359 — 8,359
4.48% Quarterly 3-mo. HIBOR Quarterly 03/20/24
(a)
03/20/29 HKD 16,000 (9,514) — (9,514)
4.48% Quarterly 3-mo. HIBOR Quarterly 03/20/24
(a)
03/20/29 HKD 21,000 (11,573) — (11,573)
4.26% Quarterly 3-mo. HIBOR Quarterly 03/20/24
(a)
03/20/29 HKD 9,000 5,787 — 5,787
4.28% Quarterly 3-mo. HIBOR Quarterly 03/20/24
(a)
03/20/29 HKD 14,000 7,136 — 7,136
8.61% Quarterly 3-mo. JIBAR Quarterly 03/20/24
(a)
03/20/29 ZAR 31,000 28,687 — 28,687
8.58% Quarterly 3-mo. JIBAR Quarterly 03/20/24
(a)
03/20/29 ZAR 70,000 67,697 — 67,697
3.36% Annual 3-mo. STIBOR Quarterly 03/20/24
(a)
03/20/29 SEK 19,000 8,328 (1,000) 9,328
3.32% Annual 3-mo. STIBOR Quarterly 03/20/24
(a)
03/20/29 SEK 53,000 33,124 1,890 31,234
3.42% Annual 3-mo. STIBOR Quarterly 03/20/24
(a)
03/20/29 SEK 13,000 2,891 92 2,799
3.36% Annual 3-mo. STIBOR Quarterly 03/20/24
(a)
03/20/29 SEK 21,000 9,719 3,749 5,970
3.25% Annual 3-mo. STIBOR Quarterly 03/20/24
(a)
03/20/29 SEK 451,000 410,835 78,845 331,990
3.00% Annual 6-mo. EURIBOR Semi-Annual 03/20/24
(a)
03/20/29 EUR 30,000 433,747 121,832 311,915
3.18% Annual 6-mo. EURIBOR Semi-Annual 03/20/24
(a)
03/20/29 EUR 3,000 17,079 965 16,114
3.20% Annual 6-mo. EURIBOR Semi-Annual 03/20/24
(a)
03/20/29 EUR 5,000 24,331 3,663 20,668
1.00% Annual 6-mo. EURIBOR Semi-Annual 03/20/24
(a)
03/20/29 EUR 5,000 544,331 534,306 10,025
3.19% Annual 6-mo. EURIBOR Semi-Annual 03/20/24
(a)
03/20/29 EUR 7,000 38,208 3,929 34,279
3.26% Annual 6-mo. EURIBOR Semi-Annual 03/20/24
(a)
03/20/29 EUR 1,000 2,173 492 1,681
3.18% Annual 6-mo. EURIBOR Semi-Annual 03/20/24
(a)
03/20/29 EUR 5,000 28,624 4,391 24,233
3.28% Annual 6-mo. EURIBOR Semi-Annual 03/20/24
(a)
03/20/29 EUR 1,000 1,181 2,870 (1,689)
3.08% Annual 6-mo. EURIBOR Semi-Annual 03/20/24
(a)
03/20/29 EUR 4,000 41,957 (11,953) 53,910
3.11% Annual 6-mo. EURIBOR Semi-Annual 03/20/24
(a)
03/20/29 EUR 2,000 18,710 7,995 10,715
$ 374,148 $ 904,615 $ (530,467)
(a)
Forward swap.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Volatility V.I. Fund

OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 10.07% At Termination
Morgan Stanley & Co.
International plc 01/04/27 BRL 7,000 $ (33,306) $ — $ (33,306)
1-day
BZDIOVER At Termination 10.14% At Termination Bank of America NA 01/04/27 BRL 8,000 (32,796) — (32,796)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA 01/04/27 BRL 9,000 (35,362) — (35,362)
1-day
BZDIOVER At Termination 10.32% At Termination Barclays Bank plc 01/04/27 BRL 9,000 (27,884) — (27,884)
1-day
BZDIOVER At Termination 10.38% At Termination HSBC Bank plc 01/04/27 BRL 14,000 (34,023) — (34,023)
1-day
BZDIOVER At Termination 10.57% At Termination HSBC Bank plc 01/04/27 BRL 8,000 (8,327) — (8,327)
1-day
BZDIOVER At Termination 10.92% At Termination
Morgan Stanley & Co.
International plc 01/04/27 BRL 7,000 7,677 — 7,677
$ (164,021) $ — $ (164,021)
OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
BOVESPA Index Futures
October 2023 .......... BRL (1,761,695) Merrill Lynch International & Co. 10/18/23 BRL 1,762 $ 452 $ — $ 452
Taiwan Capitalization Weighted
Stock Index Futures October
2023 ................ TWD 335,297,702 Merrill Lynch International & Co. 10/18/23 TWD 335,298 (246,517) — (246,517)
KOSPI 200 Index Futures
December 2023 ........ KRW (9,295,970,075) Merrill Lynch International & Co. 12/14/23 KRW 9,295,970 366,993 — 366,993
KOSPI 200 Index Futures
December 2023 ........ KRW (1,604,273,550) Merrill Lynch International & Co. 12/14/23 KRW 1,604,274 30,772 — 30,772
KOSPI 200 Index Futures
December 2023 ........ KRW (17,100,254,450) Merrill Lynch International & Co. 12/14/23 KRW 17,100,254 359,978 — 359,978
KOSPI 200 Index Futures
December 2023 ........ KRW (934,159,050) Merrill Lynch International & Co. 12/14/23 KRW 934,159 21,794 — 21,794
Mexican Bolsa Index Futures
December 2023 ........ MXN 46,025,043 Merrill Lynch International & Co. 12/15/23 MXN 46,025 (33,639) — (33,639)
Mexican Bolsa Index Futures
December 2023 ........ MXN (13,676,603) Merrill Lynch International & Co. 12/15/23 MXN 13,677 14,431 — 14,431
Swiss Market Index Futures
December 2023 ........ CHF (4,727,829) HSBC Bank plc 12/15/23 CHF 4,728 (3,311) — (3,311)
$ 510,953 $ — $ 510,953
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR plus 0.27% Quarterly
Russel 1000 Value
Index Total Return Quarterly
JPMorgan Chase Bank
NA 11/10/23 USD 7,986 $ (435,452) $ — $ (435,452)
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR minus
0.20% Quarterly BNP Paribas SA 05/16/24 USD 83 9,800 — 9,800

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Volatility V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR minus
0.40% Quarterly BNP Paribas SA 05/16/24 USD 752 $ 88,208 $ — $ 88,208
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR minus
0.45% Quarterly
Merrill Lynch International
& Co. 05/16/24 USD 1,031 98,783 — 98,783
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR minus
0.45% Quarterly
Merrill Lynch International
& Co. 05/16/24 USD 1,131 151,662 — 151,662
S&P 500 Total Return
Index .......... Quarterly
1-day SOFR plus
0.33% Quarterly UBS AG 05/24/24 USD 46,495 1,095,547 — 1,095,547
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR minus
0.45% Quarterly
Merrill Lynch International
& Co. 09/05/24 USD 1,491 77,084 — 77,084
$ 1,085,632 $ — $ 1,085,632
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .05%
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 6 .95
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 5 .02
1-day SARON ........................................ Swiss Average Rate Overnight 1 .71
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .32
1-day SONIA ......................................... Sterling Overnight Index Average 5 .19
1-day SORA ......................................... Singapore Overnight Rate Average 3 .82
1-day THOR ......................................... Thailand Overnight Repo Rate ON 2 .49
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 2 .20
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11 .50
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 3 .83
3-mo. HIBOR ........................................ Hong Kong Interbank Offered Rate 5 .27
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8 .33
3-mo. STIBOR ....................................... Stockholm Interbank Offered Rate 4 .06
3-mo. TELBOR01 ..................................... Tel Aviv Interbank Offer Rate 4 .87
3-mo. TWCPBA ....................................... Taiwan Secondary Markets Bills Rate 1 .49
6-mo. BBR .......................................... Australian Bank Bill Rate 4 .40
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 4 .13
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 7 .02
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5 .53

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Volatility V.I. Fund

on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 161,642 $ 459,907 $ — $ 621,549
Air Freight & Logistics .................................... 318,507 39,886 — 358,393
Automobile Components .................................. 15,281 139,838 — 155,119
Automobiles .......................................... 1,608,870 895,583 — 2,504,453
Banks ............................................... 2,889,580 2,678,185 — 5,567,765
Beverages ........................................... — 378,694 — 378,694
Biotechnology ......................................... 2,144,837 247,287 — 2,392,124
Broadline Retail ........................................ 2,541,892 70,129 — 2,612,021
Building Products ....................................... 760,787 215,797 — 976,584
Capital Markets ........................................ 2,937,792 1,228,446 — 4,166,238
Chemicals ............................................ 2,163,069 771,882 — 2,934,951
Commercial Services & Supplies ............................. — 133,741 — 133,741
Communications Equipment ................................ 658,964 101,966 — 760,930
Construction & Engineering ................................ 956,192 373,552 — 1,329,744
Construction Materials .................................... — 174,969 — 174,969
Consumer Finance ...................................... 483,822 — — 483,822
Consumer Staples Distribution & Retail ........................ 81,354 45,635 — 126,989
Containers & Packaging .................................. 3,877,991 41,806 — 3,919,797
Diversified REITs ....................................... — 71,754 — 71,754
Electric Utilities ........................................ 838,135 821,214 — 1,659,349
Electrical Equipment ..................................... 79,425 738,705 — 818,130
Electronic Equipment, Instruments & Components ................. 155,717 567,211 — 722,928
Entertainment ......................................... 2,267,267 178,237 — 2,445,504
Financial Services ...................................... 3,901,414 414,287 — 4,315,701
Food Products ......................................... 360,602 812,795 — 1,173,397
Gas Utilities ........................................... 37,499 144,253 — 181,752
Ground Transportation ................................... 58,646 151,760 — 210,406
Health Care Equipment & Supplies ........................... 1,070,220 471,246 — 1,541,466
Health Care Providers & Services ............................ 944,026 19,195 — 963,221
Health Care REITs ...................................... 16,056 — — 16,056
Health Care Technology .................................. — 12,697 — 12,697
Hotels, Restaurants & Leisure .............................. 442,913 364,265 — 807,178
Household Durables ..................................... 779,159 486,889 — 1,266,048
Household Products ..................................... 3,562,849 134,798 — 3,697,647
Independent Power and Renewable Electricity Producers ............ 340,181 76,281 — 416,462
Industrial Conglomerates .................................. — 709,830 — 709,830
Industrial REITs ........................................ 129,154 84,156 — 213,310
Insurance ............................................ 1,952,794 1,480,053 — 3,432,847
Interactive Media & Services ............................... 4,694,284 — — 4,694,284
IT Services ........................................... 618,689 407,175 — 1,025,864
Leisure Products ....................................... 80,624 32,545 — 113,169
Life Sciences Tools & Services .............................. 1,384,430 170,019 — 1,554,449
Machinery ............................................ 947,000 706,758 — 1,653,758
Marine Transportation .................................... — 21,587 — 21,587
Media ............................................... 2,121,547 140,427 — 2,261,974
Metals & Mining ........................................ 2,946,590 1,226,879 — 4,173,469
Multi-Utilities .......................................... 2,231,294 345,163 — 2,576,457
Office REITs .......................................... — 80,728 — 80,728
Oil, Gas & Consumable Fuels ............................... 2,857,567 1,339,188 — 4,196,755
Paper & Forest Products .................................. — 29,030 — 29,030
Passenger Airlines ...................................... 131,439 79,338 — 210,777
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Volatility V.I. Fund

Level 1 Level 2 Level 3 Total
Personal Care Products .................................. $ 796,240 $ 607,788 $ — $ 1,404,028
Pharmaceuticals ....................................... 5,440,734 2,960,079 — 8,400,813
Professional Services .................................... 75,188 208,756 — 283,944
Real Estate Management & Development ....................... 19,299 612,617 — 631,916
Retail REITs .......................................... 15,770 62,273 — 78,043
Semiconductors & Semiconductor Equipment .................... 5,671,216 880,486 — 6,551,702
Software ............................................. 9,447,340 526,855 — 9,974,195
Specialized REITs ...................................... 167,759 — — 167,759
Specialty Retail ........................................ 3,245,145 135,367 — 3,380,512
Technology Hardware, Storage & Peripherals .................... 5,281,658 70,823 — 5,352,481
Textiles, Apparel & Luxury Goods ............................ 742,224 867,988 — 1,610,212
Tobacco ............................................. — 69,580 — 69,580
Trading Companies & Distributors ............................ 818,567 461,721 — 1,280,288
Transportation Infrastructure ............................... — 25,873 — 25,873
Water Utilities ......................................... 597,905 27,201 — 625,106
Corporate Bonds ........................................ — 26,053 — 26,053
Other Interests .......................................... — — — —
Preferred Securities ....................................... — 167,402 — 167,402
Rights ................................................ — — 293 293
Warrants .............................................. 16,954 — — 16,954
Short-Term Securities
Money Market Funds ...................................... 5,559,354 — — 5,559,354
U.S. Treasury Obligations ................................... — 29,438,703 — 29,438,703
$ 94,445,454 $ 57,465,331 $ 293 $ 151,911,078
Investments Valued at NAV
(a)
...................................... 3,670,241
$ 155,581,319
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 2,729 $ — $ 2,729
Equity contracts ........................................... 2,567,576 3,106,240 — 5,673,816
Foreign currency exchange contracts ............................ — 175,163 — 175,163
Interest rate contracts ....................................... 3,154,746 1,317,616 — 4,472,362
Liabilities
Equity contracts ........................................... (209,442) (1,255,773) — (1,465,215)
Foreign currency exchange contracts ............................ — (227,988) — (227,988)
Interest rate contracts ....................................... (547,035) (2,012,104) — (2,559,139)
$ 4,965,845 $ 1,105,883 $ — $ 6,071,728
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Managed Volatility V.I. Fund

Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
CZK Czech Koruna
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDI Crest Depository Interests
CNREPOFIX_CFXS China Fixing Repo Rates
CVR Contingent Value Rights
EURIBOR Euro Interbank Offered Rate
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
OMX Stockholm Nordic Exchange
OTC Over-the-counter
PRIBOR Prague Interbank Offered Rate
REIT Real Estate Investment Trust
REPO_CORRA Canadian Overnight Repo Rate
SARON Swiss Average Rate Overnight
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SORA Singapore Overnight Rate Average
STIBOR Stockholm Interbank Offered Rate
TELBOR01 Tel Aviv Interbank Offer Rate
THOR Thailand Overnight Repo Rate ON
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate